9. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES: Schedule of transactions with related parties (Details) - CAD ($)		12 Months Ended
		Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Amounts paid or payable		$ 173,313	$ 174,912	$ 176,625
Option based payment		42,090	333,918	1,608,019
Owed at year end		343,104	30,856	14,468
Director for Investor Relations
Amounts paid or payable		132,000	132,000	132,000
Option based payment		42,090	333,918	1,094,123
Owed at year end		319,702	23,231	12,919
Consulting (a)
Amounts paid or payable	[1]	900	1,125	5,400
Option based payment	[1]	0	0	158,060
Owed at year end	[1]	0	0	0
To an officer of the company (b)
Amounts paid or payable	[2]	40,413	41,787	39,225
Option based payment	[2]	0	0	355,836
Owed at year end	[2]	$ 23,402	$ 7,625	$ 1,549

[1]	fees for services which have been capitalized to subcontracts on the Morrison claims and as option based payments and other services which have been allocated to operating expenses as consulting fees.
[2]	for accounting and management services.